[front cover]

American Century
Fund Profile

Value Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Value seeks long-term capital growth. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. They attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies'
    stock prices or may be outside of the companies' historical ranges.

    Under normal market conditions, the fund managers intend to keep at least
    65% of the fund's assets invested in U.S. equity securities. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund that has historically correlated with mid-cap value indices.

    When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not increase as high as other funds and may decline, even if stock prices generally are rising.

    *  Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the funds could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

Value                                          American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Value's Investor
    Class shares for each full calendar year since the fund's inception on
    September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data from bar chart]

    Calendar Year-By-Year Returns (1)
    2000               18.27%
    1999               -0.80%
    1998                4.99%
    1997               26.01%
    1996               24.25%
    1995               32.80%
    1994                3.99%

        (1) As of September 30, 2001, the end of the most recent calendar quarter, Value's year-to-date return was -0.57%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                       Lowest
    ---------------------------------------------------------------------------
    Value               18.45% (2Q 1999)              -11.00% (3Q 1999)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The fund's benchmark was changed from the S&P 500/BARRA Value Index to the Lipper Multicap Value
    Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests

                                    1 YEAR         5 YEARS      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Value                12.36%         10.93%         13.24%
               Lipper Multicap
                  Value Index       -6.04%          8.89%         10.78%
               S&P 500 Index       -26.63%         10.22%         12.62%

        (1) The inception date for Value is September 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Account Maintenance Fee $25(1)

        (1)Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 1.00%
         Distribution and Service (12b-1) Fees          None
         Other Expenses                                 0.00%(1)
         Total Annual Fund Operating Expenses           1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                1 year        3 years        5 years        10 years
                $102           $318           $551           $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to

Value                                                              Fund Profile

   manage its mutual funds. Identified below are the portfolio managers for the
   Value team:

   PHILLIP N. DAVIDSON, Senior Vice President and Senior Portfolio Manager, has
   been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at
   Boatmen's Trust Company in St. Louis and served as Vice President and
   Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

   SCOTT A. MOORE, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since
   February 1999. He joined American Century in August 1993 as an Investment
   Analyst. He has a bachelor's degree in finance from Southern Illinois
   University and an MBA in finance from the University of Missouri - Columbia.
   He is a CFA charterholder.

6. HOW DO I BUY FUND SHARES?

   American Century offers several ways to purchase shares

   *  Complete and return an application along with an investment check payable to American Century Investments

   *  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

   *  Call us and send your investment by bank wire transfer

   Your initial investment must be at least $2,500 ($1,000 for traditional and
   Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

   You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
   For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December.
   Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
   Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

   American Century offers several ways to make it easier for you to manage your account, such as

   *  telephone transactions

   *  wire and electronic funds transfers

   *  24-hour Automated Information Line transactions

   *  24-hour online account access and transactions

   You will find more information about these choices in Your Guide to American
   Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

   Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

   If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
   Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26986   0110                   American Century Investment Services, Inc.

[front cover]

American Century
Fund Profile

Equity Income Fund

[photo of woman on sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

October 29, 2001

Investor Class

[american century logo and text logo (reg. sm)]

EQUITY INCOME FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Income seeks current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for securities with a favorable income-paying history that have the prospects for income payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flow and/or assets that may not be reflected accurately in the companies'
    stock prices or may be outside of the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

    Under normal circumstances, the fund managers intend to keep at least 85% of the fund's assets in income-paying securities and at least 65% of its assets in U.S. equity securities. A portion of the fund's assets may be invested in bonds and other fixed-income securities.

    When the fund managers believe that it is prudent, they also may invest assets in nonleveraged futures and options. "Nonleveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *  The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

    *  If the individual stocks Equity Income owns do not continue or increase dividend payments, or their stock price declines, the value of the fund's shares may not increase as high as other funds and may decline, even if stock prices generally are rising.

    In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Income's
    Investor Class shares for each full calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

Equity Income                                 American Century Investments

[data from bar chart]

    Calendar Year-By-Year Returns (1)
    2000               21.91%
    1999               -0.18%
    1998               12.97%
    1997               28.26%
    1996               23.31%
    1995               29.63%

      (1) As of September 30, 2001, the end of the most recent calendar quarter,
      Equity Income's year-to-date return was 1.88%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                   Lowest
    ---------------------------------------------------------------------------
    Equity Income           14.19% (4Q 1998)          -6.23% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds.

                                              1 YEAR        5 YEARS      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2001)
               Equity Income                  14.30%         14.12%         15.96%
               S&P 500 Index                 -26.63%         10.22%         14.14%
               Lipper Equity Income
                  Fund Index                  -8.82%          8.56%         11.08%

        (1) The inception date for Equity Income is August 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares other than a $10 fee to redeem by wire

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Account Maintenance Fee                  $25(1)

        (1)Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                            1.00%
         Distribution and Service (12b-1) Fees     None
         Other Expenses                            0.00%(1)
         Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year       3 years      5 years        10 years
                   $102          $318         $551           $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Equity Income team:

    PHILLIP N. DAVIDSON, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Equity Income since its inception in
    August 1994. He joined American Century in September 1993. Prior to joining
    American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and

Equity Income                                                        Fund Profile

   Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

   SCOTT A. MOORE, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an
   Investment Analyst. He has a bachelor's degree in finance from Southern
   Illinois University and an MBA in finance from the University of Missouri -
   Columbia. He is a CFA charterholder.

6. HOW DO I BUY FUND SHARES?

   American Century offers several ways to purchase shares

   *  Complete and return an application along with an investment check payable to American Century Investments

   *  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

   *  Call us and send your investment by bank wire transfer

   Your initial investment must be at least $2,500 ($1,000 for traditional and
   Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

   You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
   For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Equity Income pays distributions from net investment income quarterly.
   Distributions from realized capital gains are paid once a year, usually in
   December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
   Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

   American Century offers several ways to make it easier for you to manage your account, such as

   *  telephone transactions

   *  wire and electronic funds transfers

   *  24-hour Automated Information Line transactions

   *  24-hour online account access and transactions

   You will find more information about these choices in Your Guide to American
   Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

   Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

   If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
   Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

Visit our Web site at   WWW.AMERICANCENTURY.COM [link to web site with arrow]

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-PRF-26987   0110                   American Century Investment Services, Inc.